AQR FUNDS

Supplement dated December 23, 2016 (“Supplement”)

to the Class I and N Shares Prospectus dated March 16, 2016, as amended (“Prospectus”),

of the AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 29, 2017, pursuant to the Fee Waiver and Expense Reimbursement Agreement between the AQR Funds, on behalf of the Funds, and AQR Capital Management, LLC (the “Fee Waiver Agreement”), the Funds’ expense caps for Class I and Class N Shares will be reduced in accordance with the following schedule:

	Current Expense Cap	New Expense Cap*

AQR Global Equity Fund – Class I	0.90%	0.80%

AQR Global Equity Fund – Class N	1.15%	1.05%

AQR International Equity Fund – Class I	0.95%	0.90%

AQR International Equity Fund – Class N	1.20%	1.15%

* This new expense cap, which takes effect on January 29, 2017, will continue at least through January 28, 2018. Consistent with the current expense caps, the new expense caps will limit total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses). Please refer to the Funds’ Prospectus for additional information regarding the Funds’ Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated December 23, 2016 (“Supplement”)

to the Class R6 Shares Prospectus dated March 16, 2016, as amended (“Prospectus”),

of the AQR International Equity Fund (the “Fund”)

Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 29, 2017, pursuant to the Fee Waiver and Expense Reimbursement Agreement between the AQR Funds, on behalf of the Fund, and AQR Capital Management, LLC (the “Fee Waiver Agreement”), the Fund’s expense cap for Class R6 Shares will be reduced in accordance with the following schedule:

	Current Expense Cap	New Expense Cap*

AQR International Equity Fund – Class R6	0.85%	0.80%

* This new expense cap, which takes effect on January 29, 2017, will continue at least through January 28, 2018. Consistent with the current expense cap, the new expense cap will limit total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses). Please refer to the Fund’s Prospectus for additional information regarding the Fund’s Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1